Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2022
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

	North			Latin
	America	EMEA	Asia-Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
Three months ended March 31, 2022
Revenue from health care services	2,774,332	344,423	235,873	129,859	3,484,487	8,028	3,492,515
Revenue from health care products	277,533	322,661	254,005	52,948	907,147	4,835	911,982
Revenue from contracts with customers	3,051,865	667,084	489,878	182,807	4,391,634	12,863	4,404,497
Other revenue external customers	118,746	7,192	17,255	679	143,872	—	143,872
Revenue external customers	3,170,611	674,276	507,133	183,486	4,535,506	12,863	4,548,369
Inter-segment revenue	3,993	—	64	1,151	5,208	(5,208)	—
Revenue	3,174,604	674,276	507,197	184,637	4,540,714	7,655	4,548,369
Operating income	303,943	61,269	98,848	11,137	475,197	(127,529)	347,668
Interest							(69,097)
Income before income taxes							278,571
Depreciation and amortization	(260,438)	(46,928)	(27,048)	(10,894)	(345,308)	(68,858)	(414,166)
Impairment loss	(3,394)	(500)	(42)	—	(3,936)	(855)	(4,791)
Income (loss) from equity method investees	16,163	(6,235)	220	339	10,487	—	10,487
Total assets	22,986,219	3,863,261	3,013,462	861,510	30,724,452	3,999,674	34,724,126
thereof investment in equity method investees	488,067	182,179	103,097	25,604	798,947	—	798,947
Additions of property, plant and equipment, intangible assets and right of use assets	159,998	39,065	21,102	8,048	228,213	50,847	279,060
Three months ended March 31, 2021
Revenue from health care services	2,550,966	332,461	227,813	114,679	3,225,919	7,217	3,233,136
Revenue from health care products	251,804	319,011	230,748	43,785	845,348	4,272	849,620
Revenue from contracts with customers	2,802,770	651,472	458,561	158,464	4,071,267	11,489	4,082,756
Other revenue external customers	96,059	18,134	12,625	551	127,369	—	127,369
Revenue external customers	2,898,829	669,606	471,186	159,015	4,198,636	11,489	4,210,125
Inter-segment revenue	11,175	—	56	—	11,231	(11,231)	—
Revenue	2,910,004	669,606	471,242	159,015	4,209,867	258	4,210,125
Operating income	398,503	79,890	85,296	6,640	570,329	(96,076)	474,253
Interest							(76,072)
Income before income taxes							398,181
Depreciation and amortization	(239,783)	(50,344)	(25,662)	(8,941)	(324,730)	(63,176)	(387,906)
Impairment loss	(296)	—	—	—	(296)	—	(296)
Income (loss) from equity method investees	27,391	(406)	726	45	27,756	—	27,756
Total assets	21,947,496	3,840,853	2,838,318	737,386	29,364,053	3,794,486	33,158,539
thereof investment in equity method investees	390,805	206,985	103,171	25,634	726,595	—	726,595
Additions of property, plant and equipment, intangible assets and right of use assets	220,534	48,576	20,790	12,744	302,644	57,625	360,269

(1)	Includes inter - segment consolidation adjustments.